Equity - Distribution of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [abstract]
Non-current gross financial debt	$ 394,985	$ 548,531	$ 560,738
Current gross financial debt	156,562	57,830	84,651
Gross financial debt	$ 551,547	$ 606,361	$ 645,389
Non-current gross financial debt to total gross financial debt (as a percentage)	71.61%	90.46%	86.88%
Current gross financial debt to total gross financial debt (as a percentage)	28.39%	9.54%	13.12%
Gross financial debt (as a percentage)	100.00%	100.00%	100.00%